United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for calendar quarter ended:  June 30, 2001

Check here if amended [ ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:                      Johnston-Lemon Group Inc.
Address:                   1101 Vermont Avenue, NW
                              Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Siging this Report on Behalf of Reporting Manager:

Name:     Kenneth I. Miller
Title:   Chief Financial Officer
Phone:   (202)842-5618

/s/ Kenneth I. Miller      Washington, DC            August 10, 2001
----------------------  ---------------------------  -----------------
(Signature)                         (City, State)    (Date)

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ ______________________________________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               _____None_____

Form 13F Information Table Entry Total:  _____70_______

Form 13F Information Table Value Total: $_128,474_______
                                          (thousands)

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COUMN 1 & COLUMN 2                           COLUMN 3      COLUMN 4      COLUMN 5           COLUMN 6     COLUMN 7 COLUMN 8
NAME OF ISSUER/TITLE OF CLASS                CUSIP         VALUE         SHARES or          INVESTMENT   OTHER
                                                           (X$1000)      PRINCIPAL AMOUNT   DISCRETION   MANGERS  SOLE SHARED NONE

Abbott Labs                                  002824100        866         18050SH            SOLE                              18050
Air Prods and Chems Inc                      009158106        433         9464SH             SOLE                               9464
AOL Time Warner Inc                          00184A105       1016         17939SH            SOLE                              17939
American Express                             025816109        418         10770SH            SOLE                              10770
American General Corp                        026351106        539         11600SH            SOLE                              11600
American International Group Inc             026874107        908         10680SH            SOLE                              10680
American Tower Corp Cl A                     029912201       1330         64351SH            SOLE                              64351
Appelra Corp                                 038020103       1586         40000SH            SOLE                              40000
Automatic Data Processing Inc                053015103        331         6669SH             SOLE                               6669
Bank of America Corporation                  060505104       3029         50456SH            SOLE                              50456
Bellsouth Corp                               079860102        457         11344SH            SOLE                              11344
Bristol Myers Squibb Co                      110122108        434         8302SH             SOLE                               8302
Capital One Finl Corp                        14040H905       5580         93000SH            SOLE                              93000
Chevron Corporation                          166751107        422         4660SH             SOLE                               4660
Ciena Corp                                   171779101        760         20000SH            SOLE                              20000
Citigroup Inc                                172967101       1531         28969SH            SOLE                              28969
Conagra Inc                                  205887102        311         15700SH            SOLE                              15700
Constellation Energy Group Inc               210371100        447         10500SH            SOLE                              10500
Danaher Corp Del                             235851102       2800         50000SH            SOLE                              50000
Duke Energy Corp                             264399106        757         19400SH            SOLE                              19400
DuPont E I de Nemours & Co                   263534109        489         10135SH            SOLE                              10135
EMC Corp Mass                                268648102        205         7000SH             SOLE                               7000
Electronic Data Sys New                      285661104        222         3550SH             SOLE                               3550
El Paso Corp                                 28336L109        397         7550SH             SOLE                               7550
Emerson Elec Co                              291011104        717         11850SH            SOLE                              11850
Enron Corp                                   293561106        260         5300SH             SOLE                               5300
Exxon Mobil Corp                             30231G102       1718         19669SH            SOLE                              19669
Federal Home Ln Mtg Corp                     313400301       9275         132570SH           SOLE                             132570
Federal Natl Mtg Assn                        313586109       8563         100562SH           SOLE                             100562
First Un Corp                                337358105       2537         72600SH            SOLE                              72600
Gannett Inc                                  364730101        545         8270SH             SOLE                               8270
General Elec Co                              369604103       2597         53277SH            SOLE                              53277
General Mtrs Corp                            370442105        262         4068SH             SOLE                               4068
Halliburton Co                               406216101        257         7230SH             SOLE                               7230
Hewlett Packard Co                           428236103        370         12930SH            SOLE                              12930
Home Depot Inc                               437076102        268         5757SH             SOLE                               5257
Household Intl Inc                           441815107        207         3100SH             SOLE                               3100
Human Genome Sciences Inc                    444903108        301         5000SH             SOLE                               5000
Illinois Tool Wks Inc                        452308109        661         10450SH            SOLE                              10450
Intel Corp                                   458140100        605         20660SH            SOLE                              20660
Interpublic Group Cos Inc                    460690100        185         5380SH             SOLE                               5380
International Business Machs                 459200101        749         6630SH             SOLE                               6630
JP Morgan Chase & Co                         46625H100        950         21303SH            SOLE                              21303
Johnson & Johnson                            478160104       1536         30714SH            SOLE                              30714
Meddimune Inc                                584699102        251         5330SH             SOLE                               5330
Medtronic Inc                                585055106        280         6078SH             SOLE                               6078
Merck & Co Inc                               589331107        827         12942SH            SOLE                              12942
Merrill Lynch and Co Inc                     590188249        593         10000SH            SOLE                              10000
Micros Sys Inc                               594901100        440         20000SH            SOLE                              20000
Nortel Networks Corp New                     656568102        123         13573SH            SOLE                              13573
Omnicom Group Inc                            681919106        463         5385SH             SOLE                               5385
Oracle Corp                                  68389X105        409         22050SH            SOLE                              22050
Orion Pwr Hldgs Inc.                         686286105        476         20000SH            SOLE                              20000
Pfizer Inc                                   717081903       1007         25153SH            SOLE                              25153
Provident Bankshares Corp                    743859100       1506         60365SH            SOLE                              60365
Qwest Communications Intl Inc                749121109       2527         72087SH            SOLE                              72087
Reliant Energy                               75952J108        264         8200SH             SOLE                               8200
SBC Communications Inc                       78387G103        548         13675SH            SOLE                              13675
Sun Microsystems Inc                         866810104        486         31368SH            SOLE                              31368
Suntrust Bks Inc                             867914103      12452         192217SH           SOLE                             192217
Sysco Corp                                   871829107        217         8000SH             SOLE                               8000
Target Corp                                  87612E106        381         11020SH            SOLE                              11020
Texas Instrs Inc                             882508104        217         6800SH             SOLE                               6800
Tyco Intl Ltd New                            902124106        458         8399SH             SOLE                               8399
United Technologies Corp                     913017109       1013         13830SH            SOLE                              13830
Verizon Communications                       92343V104      38840         71769SH            SOLE                              71769
Wal Mart Stores Inc                          931142103        279         5522SH             SOLE                               5522
Washington Post Co                           939640108       5740         10000SH            SOLE                              10000
Wells Fargo & Co New                         94974610    1    567         12213SH            SOLE                              12213
Worldcom Inc GA new                          8157D106         279         19270SH            SOLE                              19270


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